Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
Summary of Trade Receivables

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Trade receivables	13,591	31,951
Less: Allowance for expected credit losses	(124)	(3)
Total trade receivables	13,467	31,948